Other assets - Qualified Affordable Housing Project Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Abstract]
Tax credit investments	$ 2,821	$ 2,186
Qualified affordable housing project investments, commitment	951	780
Qualified affordable housing project commitment - 2025	455
Qualified affordable housing project commitment - 2026	113
Qualified affordable housing project commitment - 2027	103
Qualified affordable housing project commitment - 2028	79
Qualified affordable housing project commitment - 2029	31
Qualified affordable housing project commitment - 2030 and thereafter	$ 170
InvestmentProgramProportionalAmortizationMethodElectedIncomeTaxCreditAndOtherIncomeTaxBenefitBeforeAmortizationStatementOfCashFlowsExtensibleEnumerationNotDisclosedFlag	Tax credits and other tax benefits
Tax credits and other tax benefits	$ 418	373	$ 325
InvestmentProgramProportionalAmortizationMethodAppliedIncomeTaxCreditAndOtherTaxBenefitAmortizationStatementOfCashFlowsExtensibleEnumerationNotDisclosedFlag	Amortization expense
Amortization expense included in the provision for income taxes	$ 343	$ 293	$ 255